10Q LONG-TERM DEBT AND LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT AND LINES OF CREDIT	LONG-TERM DEBT AND LINES OF CREDIT
As of March 31, 2025 and December 31, 2024, long-term debt consisted of the following:

	March 31, 2025	December 31, 2024

	(in thousands)

2.650% senior notes due February 15, 2025	$—	$999,791
1.200% senior notes due March 1, 2026	1,098,243	1,097,764
4.800% senior notes due April 1, 2026	761,300	764,125
2.150% senior notes due January 15, 2027	747,759	747,447
4.950% senior notes due August 15, 2027	497,670	497,425
4.450% senior notes due June 1, 2028	463,914	465,012
3.200% senior notes due August 15, 2029	1,243,109	1,242,715
5.300% senior notes due August 15, 2029	496,937	496,762
2.900% senior notes due May 15, 2030	994,001	993,708
2.900% senior notes due November 15, 2031	744,443	744,233
5.400% senior notes due August 15, 2032	743,936	743,730
4.150% senior notes due August 15, 2049	741,304	741,215
5.950% senior notes due August 15, 2052	739,075	738,975
4.875% senior notes due March 17, 2031	857,957	820,952
1.000% convertible notes due August 15, 2029	1,463,828	1,461,761
1.500% convertible notes due March 1, 2031	1,971,784	1,970,577
Revolving credit facility	1,528,000	1,500,000
Commercial paper notes	868,773	—
Finance lease liabilities	11,947	10,921
Other borrowings	29,745	30,312
Total long-term debt	16,003,725	16,067,425
Less current portion	1,107,760	1,008,750
Long-term debt, excluding current portion	$14,895,965	$15,058,675

The carrying amounts of our senior notes and convertible notes in the table above are presented net of unamortized discount and unamortized debt issuance costs, as applicable. At March 31, 2025, the unamortized discount on senior notes and convertible notes was $36.7 million, and unamortized debt issuance costs on senior notes and convertible notes were $88.6 million. At December 31, 2024, the unamortized discount on senior notes and convertible notes was $38.5 million, and unamortized debt issuance costs on senior notes and convertible notes were $92.8 million. The portion of unamortized debt issuance costs related to revolving credit facilities is included in other noncurrent assets in our consolidated balance sheets. At March 31, 2025 and December 31, 2024, unamortized debt issuance costs on the unsecured revolving credit facility were $12.2 million and $13.4 million, respectively.
At March 31, 2025, future maturities of long-term debt (excluding finance lease liabilities) are as follows by year (in thousands):

Year Ending December 31,

2025	$2,316
2026	1,861,023
2027	3,649,235
2028	463,142
2029	3,250,130
2030	1,000,671
2031 and thereafter	5,865,304
Total	$16,091,821

Convertible Notes

1.500% Convertible Notes due March 1, 2031

We have $2.0 billion in aggregate principal amount of 1.500% convertible unsecured senior notes due March 2031 that were issued in 2024 through a private placement. The net proceeds from this offering were approximately $1.97 billion reflecting debt issuance costs of $33.5 million, which were capitalized and reflected as a reduction of the related carrying amount of the convertible notes in our consolidated balance sheets. Interest on the convertible notes is payable semi-annually in arrears on March 1 and September 1 of each year, beginning on September 1, 2024, to the holders of record on the preceding February 15 and August 15, respectively.

In connection with the issuance of the notes, we entered into privately negotiated capped call transactions with certain of the initial purchasers of the notes and other financial institutions to cover, subject to customary adjustments, the number of shares of common stock initially underlying the notes. The economic effect of the capped call transactions is to hedge the potential dilutive effect upon the conversion of the notes, or offset our cash obligation if the cash settlement option is elected, for amounts in excess of the principal amount of converted notes subject to a cap. The price of the capped call transactions was $228.90 per share. The capped call transactions met the accounting criteria to be reflected in stockholders’ equity and not accounted for as derivatives. The cost of $256.3 million incurred in connection with the capped call transactions was reflected as a reduction to paid-in-capital in our consolidated statement of changes in equity for the three months ended March 31, 2024, net of applicable income taxes.

1.000% Convertible Notes due August 15, 2029

We also have $1.5 billion in aggregate principal amount of 1.000% convertible notes due August 2029 that were issued during 2022 in a private placement pursuant to an investment agreement with Silver Lake Partners. Interest on the convertible notes is payable semi-annually in arrears on February 15 and August 15 of each year, beginning on February 15, 2023, to the holders of record on the preceding February 1 and August 1, respectively. The convertible notes mature on August 15, 2029, subject to earlier conversion or repurchase. The notes, which are currently convertible, are presented within long-term debt in our consolidated balance sheets based on our intent and ability to refinance on a long-term basis should a conversion event occur.
Revolving Credit Facility

Our credit agreement provides for an unsubordinated unsecured $5.75 billion revolving credit facility that matures in August 2027. As of March 31, 2025, there were borrowings of $1.5 billion outstanding under the revolving credit facility with an interest rate of 5.8%, and the total available commitments under the revolving credit facility were $3.3 billion.

On May 15, 2025, we entered into a credit agreement with a syndicate of financial institutions as lenders and agents. The credit agreement provides for an unsubordinated unsecured $7.25 billion revolving credit facility (the "Revolving Credit Facility"), of which (a) $5.75 billion of commitments were made available on May 15, 2025 and (b) an additional $1.5 billion of commitments will be made available upon the closing of the proposed acquisition of Worldpay described in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies." Commitments under the Revolving Credit Facility may be increased to an aggregate amount not to exceed $7.5 billion. The Revolving Credit Facility matures in May 2030 and provides for up to two one-year maturity extensions. Borrowings under the Revolving Credit Facility may be repaid prior to maturity without premium or penalty, subject to payment of certain customary expenses of lenders and customary notice provisions.

The Revolving Credit Facility replaced our previous unsubordinated unsecured $5.75 billion revolving credit facility (the "Prior Credit Facility"), dated as of August 19, 2022, as amended, which was scheduled to mature in August 2027. In May 2025, all borrowings outstanding under the Prior Credit Facility were either repaid or continued under the Revolving Credit Facility pursuant to the terms of the new credit agreement. The Prior Credit Facility was terminated in connection with the execution of the Revolving Credit Facility.

Borrowings under the Revolving Credit Facility will be available to be made in U.S. dollars, euros, sterling, Canadian dollars and, subject to certain conditions, certain other currencies at our option. Borrowings under the Revolving Credit Facility will bear interest, at our option, at a rate equal to (i) for secured overnight financing rate based currencies or certain alternative currencies, a secured overnight financing rate (subject to a 0.00% floor) or an alternative currency term rate (subject to a 0.00% floor), as applicable, (ii) for US dollar borrowings, a base rate, (iii) for US dollar borrowings, a daily floating secured overnight financing rate (subject to a 0.00% floor) or (iv) for certain alternative currencies, a daily alternative currency rate (subject to a 0.00% floor), in each case, plus an applicable margin. The applicable margin for borrowings other than base rate borrowings will range from 1.000% to 1.750% depending on our credit rating and is initially 1.375%.

We may issue standby letters of credit of up to $500 million in the aggregate under the Revolving Credit Facility. Outstanding letters of credit under the Revolving Credit Facility reduce the amount of borrowings available to us. The amounts available to borrow under the Revolving Credit Facility are also determined by a financial leverage covenant.

Commercial Paper

We have a $2.0 billion commercial paper program under which we may issue senior unsecured commercial paper notes with maturities of up to 397 days from the date of issue. Commercial paper notes are expected to be issued at a discount from par, or they may bear interest, each at commercial paper market rates dictated by market conditions at the time of their issuance. The proceeds from issuances of commercial paper notes will be used primarily for general corporate purposes but may also be used for acquisitions, to pay dividends, for debt refinancing or for other purposes.

As of March 31, 2025, we had net borrowings under our commercial paper program of $868.8 million outstanding, presented within long-term debt in our consolidated balance sheet based on our intent and ability to continually refinance on a long-term basis, with a weighted average annual interest rate of 5.0%. The commercial paper program is backstopped by our credit agreement, in that the amount of commercial paper notes outstanding cannot exceed the undrawn portion of our revolving credit facility. As such, we could draw on the revolving credit facility to repay commercial paper notes that cannot be rolled over or refinanced with similar debt.
Fair Value of Long-Term Debt

As of March 31, 2025, our senior notes had a total carrying amount of $10.1 billion and an estimated fair value of $9.7 billion. As of March 31, 2025, our 1.500% convertible notes due March 1, 2031 had a total carrying amount of $2.0 billion and an estimated fair value of $1.9 billion. The estimated fair values of our senior notes and 1.500% convertible senior notes were based on quoted market prices in active markets and are considered to be Level 1 measurements of the fair value hierarchy.

As of March 31, 2025, our 1.000% convertible notes due August 15, 2029 had a total carrying amount of $1.5 billion and an estimated fair value of $1.5 billion. The estimated fair value of our 1.000% convertible notes was based on a lattice pricing model and is considered to be a Level 3 measurement of the fair value hierarchy.

The fair value of other long-term debt approximated its carrying amount at March 31, 2025.

Compliance with Covenants

The convertible notes include customary covenants and events of default for convertible notes of this type. The revolving credit facility agreement contains customary affirmative covenants and restrictive covenants, including, among others, financial covenants based on net leverage and interest coverage ratios, and customary events of default. As of March 31, 2025, the required leverage ratio was 4.00 to 1.00, and the required interest coverage ratio was 3.00 to 1.00. The required leverage ratio will step-down to 3.75 to 1.00 as of June 30, 2025. We were in compliance with all applicable covenants as of March 31, 2025.

Interest Expense

Interest expense was $144.4 million and $157.7 million for the three months ended March 31, 2025 and 2024, respectively.

Committed Bridge Financing

On April 17, 2025, in connection with our entry into the definitive agreement to acquire Worldpay, we obtained $7.7 billion in committed bridge financing, which was subsequently reduced to $6.2 billion on May 15, 2025 in connection with the entry into the Revolving Credit Facility.
LONG-TERM DEBT AND LINES OF CREDIT
As of December 31, 2024 and 2023, long-term debt consisted of the following:

	December 31, 2024	December 31, 2023

	(in thousands)

Long-term Debt
1.500% senior notes due November 15, 2024	$—	$499,143
2.650% senior notes due February 15, 2025	999,791	998,172
1.200% senior notes due March 1, 2026	1,097,764	1,095,848
4.800% senior notes due April 1, 2026	764,125	775,425
2.150% senior notes due January 15, 2027	747,447	746,196
4.950% senior notes due August 15, 2027	497,425	496,444
4.450% senior notes due June 1, 2028	465,012	469,406
3.200% senior notes due August 15, 2029	1,242,715	1,241,169
5.300% senior notes due August 15, 2029	496,762	496,063
2.900% senior notes due May 15, 2030	993,708	992,537
2.900% senior notes due November 15, 2031	744,233	743,394
5.400% senior notes due August 15, 2032	743,730	742,908
4.150% senior notes due August 15, 2049	741,215	740,860
5.950% senior notes due August 15, 2052	738,975	738,576
4.875% senior notes due March 17, 2031	820,952	873,747
1.000% convertible senior notes due August 15, 2029	1,461,761	1,453,493
1.500% convertible senior notes due March 1, 2031	1,970,577	—
Revolving credit facility	1,500,000	1,570,000
Commercial paper notes	—	1,371,639
Finance lease liabilities	10,921	15,626
Other borrowings	30,312	26,615
Total long-term debt	16,067,425	16,087,261
Less current portion	1,008,750	512,580
Long-term debt, excluding current portion	$15,058,675	$15,574,681

The carrying amounts of our senior notes and convertible notes in the table above are presented net of unamortized discount and unamortized debt issuance costs, as applicable. At December 31, 2024, the unamortized discount on senior notes and convertible notes was $38.5 million, and unamortized debt issuance costs on senior notes and convertible notes were $92.8 million. At December 31, 2023, the unamortized discount on senior notes and convertible notes was $46.1 million and unamortized debt issuance costs on senior notes and convertible notes were $78.4 million. The portion of unamortized debt issuance costs related to revolving credit facilities is included in other noncurrent assets. At December 31, 2024 and 2023, unamortized debt issuance costs on the unsecured revolving credit facility were $13.4 million and $18.5 million, respectively. The amortization of debt discounts and debt issuance costs is recognized as an increase to interest expense over the terms of the respective debt instruments. Amortization of discounts and debt issuance costs was $31.5 million, $27.0 million and $20.5 million, respectively, for years ended December 31, 2024, 2023 and 2022.
At December 31, 2024, future maturities of long-term debt (excluding finance lease liabilities) are as follows by year (in thousands):

Year ending December 31,
2025	$1,003,007
2026	1,860,900
2027	2,752,462
2028	463,142
2029	3,250,130
2030 and thereafter	6,828,951
Total	$16,158,592

See "Note 7—Leases" for more information about our finance lease liabilities, including maturities.

Senior Notes

We have $11.1 billion in aggregate principal amount of senior unsecured notes outstanding, as presented in the table above, which are comprised of senior notes issued in 2023, 2022, 2021, 2020 and 2019, and senior notes assumed in our merger with Total System Services, Inc. ("TSYS") in September 2019 (the "TSYS Merger"). Interest on the senior notes is payable annually or semi-annually at various dates. Each series of the senior notes is redeemable, at our option, in whole or in part, at any time and from time to time at the redemption prices set forth in the related indenture.

On March 17, 2023, we issued €800 million aggregate principal amount of 4.875% senior unsecured notes due March 2031 and received net proceeds of €790.6 million, or $843.6 million based on the exchange rate on the issuance date. We issued the senior notes at a discount of $2.8 million, and we incurred debt issuance costs of $7.2 million, including underwriting fees, professional services fees and registration fees, which were capitalized and reflected as a reduction of the related carrying amount of the notes in our consolidated balance sheet. Interest on the senior unsecured notes is payable annually in arrears on March 17 of each year, commencing March 17, 2024. The notes are unsecured and unsubordinated indebtedness and rank equally in right of payment with all of our other outstanding unsecured and unsubordinated indebtedness. The net proceeds from the offering were used for general corporate purposes.

On August 22, 2022, we issued $2.5 billion aggregate principal amount of senior unsecured notes consisting of the following: (i) $500.0 million aggregate principal amount of 4.950% senior notes due August 2027; (ii) $500.0 million aggregate principal amount of 5.300% senior notes due August 2029; (iii) $750.0 million aggregate principal amount of 5.400% senior notes due August 2032; and (iv) $750.0 million aggregate principal amount of 5.950% senior notes due August 2052. We issued the senior notes at a total discount of $5.2 million, and we incurred debt issuance costs of $24.8 million, including underwriting fees, fees for professional services and registration fees, which were capitalized and reflected as a reduction of the related carrying amount of the notes in our consolidated balance sheet. Interest on the senior unsecured notes is payable semi-annually in arrears on February 15 and August 15 of each year, commencing February 15, 2023. The notes are unsecured and unsubordinated indebtedness and rank equally in right of payment with all of our other outstanding unsecured and unsubordinated indebtedness. The net proceeds from the offering were used to refinance the outstanding indebtedness under our credit facility, to make cash payments and pay transaction fees and expenses in connection with the acquisition of EVO and for general corporate purposes.
On November 22, 2021, we issued $2.0 billion aggregate principal amount of senior unsecured notes consisting of the following: (i) $500.0 million aggregate principal amount of 1.500% senior notes due November 2024; (ii) $750.0 million aggregate principal amount of 2.150% senior notes due January 2027; and (iii) $750.0 million aggregate principal amount of 2.900% senior notes due November 2031. We incurred debt issuance costs of approximately $14.4 million, including underwriting fees, fees for professional services and registration fees, which were capitalized and reflected as a reduction of the related carrying amount of the notes in our consolidated balance sheet. Interest on the senior unsecured notes is payable semi-annually in arrears on May 15 and November 15 for the 2024 and 2031 notes and January 15 and July 15 on the 2027 note, commencing May 15, 2022 for the 2024 note and the 2031 note and July 15, 2022 for the 2027 note. The notes are unsecured and unsubordinated indebtedness and rank equally in right of payment with all of our other outstanding unsecured and unsubordinated indebtedness. We used the net proceeds from the offering to repay the outstanding indebtedness under our prior credit facility and for general corporate purposes. In November 2024, we repaid our $500.0 million aggregate principal amount of 1.500% senior notes upon maturity.

On February 26, 2021, we issued $1.1 billion aggregate principal amount of 1.200% senior unsecured notes due March 2026. We incurred debt issuance costs of approximately $8.6 million, including underwriting fees, fees for professional services and registration fees, which were capitalized and reflected as a reduction of the related carrying amount of the notes in our consolidated balance sheet. Interest on the notes is payable semi-annually in arrears on March 1 and September 1 of each year, commencing September 1, 2021. The notes are unsecured and unsubordinated indebtedness and rank equally in right of payment with all of our other outstanding unsecured and unsubordinated indebtedness. We used the net proceeds from this offering to fund the redemption in full of the 3.800% senior unsecured notes due April 2021, to repay a portion of the outstanding indebtedness under our prior credit facility and for general corporate purposes.

We have $1.0 billion in aggregate principal amount of 2.900% senior unsecured notes due May 2030. Interest on the notes is payable semi-annually in arrears on May 15 and November 15 of each year, commencing November 15, 2020. The notes are unsecured and unsubordinated indebtedness and rank equally in right of payment with all of our other outstanding unsecured and unsubordinated indebtedness. We issued the senior notes at a total discount of $3.3 million and capitalized related debt issuance costs of $8.4 million.

We have $3.0 billion in aggregate principal amount of senior unsecured notes, consisting of the following: (i) $1.0 billion aggregate principal amount of 2.650% senior notes due 2025; (ii) $1.25 billion aggregate principal amount of 3.200% senior notes due 2029; and (iii) $750.0 million aggregate principal amount of 4.150% senior notes due 2049. Interest on the senior notes is payable semi-annually in arrears on each February 15 and August 15, beginning on February 15, 2020. Each series of the senior notes is redeemable, at our option, in whole or in part, at any time and from time to time at the redemption prices set forth in the related indenture. We issued the senior notes at a total discount of $6.1 million and capitalized related debt issuance costs of $29.6 million.

In addition, in connection with the TSYS Merger, we assumed $3.0 billion aggregate principal amount of senior unsecured notes of TSYS, consisting of the following: (i) $750.0 million aggregate principal amount of 3.800% senior notes due 2021, which were redeemed in February 2021; (ii) $550.0 million aggregate principal amount of 3.750% senior notes due 2023, which were redeemed in June 2023; (iii) $550.0 million aggregate principal amount of 4.000% senior notes due 2023, which were redeemed in June 2023; (iv) $750 million aggregate principal amount of 4.800% senior notes due 2026; and (v) $450 million aggregate principal amount of 4.450% senior notes due 2028. For the 4.800% senior notes due 2026, interest is payable semi-annually each April 1 and October 1. For the 4.450% senior notes due 2028, interest is payable semi-annually each June 1 and December 1. The difference between the acquisition-date fair value and face value of senior notes assumed in the TSYS Merger is recognized over the terms of the respective notes as a reduction of interest expense. The amortization of this fair value adjustment was $15.7 million, $15.7 million, and $27.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Convertible Notes

1.500% Convertible Notes due March 1, 2031

On February 23, 2024, we issued $2.0 billion in aggregate principal amount of 1.500% convertible senior notes due March 2031 through a private placement. The net proceeds from this offering were approximately $1.97 billion reflecting debt issuance costs of $33.5 million, which were capitalized and reflected as a reduction of the related carrying amount of the convertible notes in our consolidated balance sheet. Interest on the convertible notes is payable semi-annually in arrears on March 1 and September 1 of each year, beginning on September 1, 2024, to the holders of record on the preceding February 15 and August 15, respectively.

Prior to December 1, 2030, the notes are convertible at the option of the holders only under certain conditions, including: (i) if the last reported sale price of our common stock has been at least 130% of the conversion price for at least 20 trading days within the last 30 consecutive trading days of the immediately preceding calendar quarter; (ii) for a five business day period following a ten-day consecutive trading period where the trading price of the notes is less than 98% of the product of the last reported sale price of our common stock and the conversion rate; (iii) if we call any or all of the notes for redemption; or (iv) upon the occurrence of certain corporate events. On or after December 1, 2030, the notes are convertible at the option of the holders at any time until the second scheduled trading day prior to the maturity date. The notes are convertible into cash and shares of our common stock based on a conversion rate of 6.371 shares of common stock per $1,000 principal amount of the convertible notes (which is equal to a conversion price of approximately $156.96 per share), subject to customary adjustments upon the occurrence of certain events. Upon conversion, the principal amount of, and interest due on, the convertible notes are required to be settled in cash and any other amounts may be settled in shares, cash or a combination of shares and cash at our election.

We may not redeem the notes prior to March 6, 2028. On or after March 6, 2028, we have the option to redeem all or any portion of the notes for cash if the last reported sale price of our common stock has been at least 130% of the conversion price for at least 20 trading days within the last 30 consecutive trading day period at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest. If certain corporate events that constitute a fundamental change (as defined in the indenture governing the notes) occur, any holder of the notes may require that we repurchase all or a portion of their notes for cash at a purchase price equal to 100% of the principal amount of the notes to be repurchased plus accrued and unpaid interest. In addition, if certain corporate events that constitute a make-whole fundamental change (as defined in the indenture governing the notes) occur, then the conversion rate will in certain circumstances be increased. The notes include customary covenants for notes of this type, as well as customary events of default, which may result in the acceleration of the maturity of the convertible notes.

In connection with the issuance of the notes, we entered into privately negotiated capped call transactions with certain of the initial purchasers of the notes and other financial institutions to cover, subject to customary adjustments, the number of shares of common stock initially underlying the notes. The economic effect of the capped call transactions is to hedge the potential dilutive effect upon the conversion of the notes, or offset our cash obligation if the cash settlement option is elected, for amounts in excess of the principal amount of converted notes subject to a cap. The initial cap price of the capped call transactions is $228.90 per share. The capped call transactions meet the accounting criteria to be reflected in stockholders’ equity and not accounted for as derivatives. The cost of $256.3 million incurred in connection with the capped call transactions was reflected as a reduction to paid-in-capital in our consolidated balance sheet as of December 31, 2024, net of applicable income taxes.
1.000% Convertible Notes due August 15, 2029

On August 8, 2022, we issued $1.5 billion in aggregate principal amount of 1.000% convertible unsecured senior notes due August 2029 in a private placement pursuant to an investment agreement with Silver Lake Partners. The net proceeds from this offering were approximately $1.44 billion, reflecting an issuance discount of $37.5 million and $20.4 million of debt issuance costs, which were capitalized and reflected as a reduction of the related carrying amount of the convertible notes in our consolidated balance sheet. Interest on the convertible notes is payable semi-annually in arrears on February 15 and August 15 of each year, beginning on February 15, 2023, to the holders of record on the preceding February 1 and August 1, respectively.

The notes are convertible at the option of the holder at any time after the date that is 18 months after issuance (or earlier, upon the occurrence of certain corporate events) until the scheduled trading day prior to the maturity date and are presented within long-term debt in our consolidated balance sheet based on our intent and ability to refinance on a long-term basis should a conversion event occur. The notes are convertible into cash and shares of our common stock based on a conversion rate of 7.1727 shares of common stock per $1,000 principal amount of the convertible notes (which is equal to a conversion price of approximately $139.42 per share), subject to customary anti-dilution and other adjustments upon the occurrence of certain events. Upon conversion, the principal amount of, and interest due on, the convertible notes are required to be settled in cash and any other amounts may be settled in shares, cash or a combination of shares and cash at our election.

The notes are not redeemable by us. If certain corporate events that constitute a fundamental change (as defined in the indenture governing the notes) occur, any holder of the notes may require that we repurchase all or any portion of their notes for cash at a purchase price of par plus accrued and unpaid interest to, but excluding, the repurchase date. In addition, if certain corporate events that constitute a make-whole fundamental change (as defined in the indenture governing the notes) occur, then the conversion rate will in certain circumstances be increased for a specified period of time. The notes include customary covenants for notes of this type, as well as customary events of default, which may result in the acceleration of the maturity of the convertible notes.

On August 8, 2022, in connection with the issuance of the notes, we entered into privately negotiated capped call transactions with certain financial institutions to cover, subject to customary adjustments, the number of shares of common stock initially underlying the notes. The economic effect of the capped call transactions is to hedge the potential dilutive effect upon conversion of the notes, or offset our cash obligation if the cash settlement option is elected, up to a cap price determined based on a hedging period that commenced on August 9, 2022 and concluded on August 25, 2022. The capped call had an initial strike price of $140.67 per share and a cap price of $229.26 per share. The capped call transactions meet the accounting criteria to be reflected in stockholders’ equity and not accounted for as derivatives. The cost of $302.4 million incurred in connection with the capped call transactions was reflected as a reduction to paid-in-capital in our consolidated statement of changes in equity during the year ended December 31, 2022, net of applicable income taxes.

Revolving Credit Facility

On August 19, 2022, we entered into a credit agreement (the "2022 Credit Facility") with Bank of America, N.A., as administrative agent, and a syndicate of financial institutions, as lenders and other agents. The 2022 Credit Facility provides for an unsubordinated unsecured $5.75 billion revolving credit facility, with a maturity date of August 2027. We capitalized debt issuance costs of $12.3 million in connection with the issuances under the 2022 Credit Facility. Borrowings under the revolving credit facility may be repaid prior to maturity without premium or penalty, subject to payment of certain customary expenses of lenders and customary notice provisions.

Borrowings under the revolving 2022 Credit Facility are available to be made in US dollars, euros, sterling, Canadian dollars and, subject to certain conditions, certain other currencies at our option. Borrowings under the 2022 Credit Facility will bear interest, at our option, at a rate equal to (i) for SOFR based currencies or certain alternative currencies, a secured overnight financing rate (subject to a 0.00% floor) plus a 0.10% credit spread adjustment or an alternative currency term rate (subject to a 0.00% floor), as applicable, (ii) for US dollar borrowings, a base rate, (iii) for US dollar borrowings, a daily floating secured overnight financing rate (subject to a 0.00% floor on or after January 1, 2023) plus a 0.10% credit spread adjustment or (iv) for certain alternative currencies, a daily alternative currency rate (subject to a 0.00% floor), in each case, plus an applicable margin. The applicable margin for borrowings under the 2022 Credit Facility will range from 1.125% to 1.875% depending on our credit rating. In addition, we are required to pay a quarterly commitment fee with respect to the unused portion of the revolving credit facility at an applicable rate per annum ranging from 0.125% to 0.300% depending on our credit rating.
We may issue standby letters of credit of up to $250 million in the aggregate under the 2022 Credit Facility. Outstanding letters of credit under the 2022 Credit Facility reduce the amount of borrowings available to us. The amounts available to borrow under the 2022 Credit Facility are also determined by a financial leverage covenant. As of December 31, 2024, there were borrowings of $1.5 billion outstanding under the 2022 Credit Facility with an interest rate of 5.86%, and the total available commitments under the 2022 Credit Facility were $3.7 billion.

On May 15, 2025, we entered into a credit agreement with a syndicate of financial institutions as lenders and agents (the "2025 Credit Facility"). The 2025 Credit Facility provides for an unsubordinated unsecured $7.25 billion revolving credit facility, of which (a) $5.75 billion of commitments were made available on May 15, 2025 and (b) an additional $1.5 billion of commitments will be made available upon the closing of the proposed acquisition of Worldpay described in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies." Commitments under the 2025 Credit Facility may be increased to an aggregate amount not to exceed $7.5 billion. The 2025 Credit Facility matures in May 2030 and provides for up to two one-year maturity extensions. Borrowings under the 2025 Credit Facility may be repaid prior to maturity without premium or penalty, subject to payment of certain customary expenses of lenders and customary notice provisions.

The 2025 Credit Facility replaced our 2022 Credit Facility. In May 2025, all borrowings outstanding under the 2022 Credit Facility were either repaid or continued under the 2025 Credit Facility pursuant to the terms of the new credit agreement. The 2022 Credit Facility was terminated in connection with the execution of the 2025 Credit Facility.

Borrowings under the 2025 Credit Facility will be available to be made in U.S. dollars, euros, sterling, Canadian dollars and, subject to certain conditions, certain other currencies at our option. Borrowings under the 2025 Credit Facility will bear interest, at our option, at a rate equal to (i) for secured overnight financing rate based currencies or certain alternative currencies, a secured overnight financing rate (subject to a 0.00% floor) or an alternative currency term rate (subject to a 0.00% floor), as applicable, (ii) for US dollar borrowings, a base rate, (iii) for US dollar borrowings, a daily floating secured overnight financing rate (subject to a 0.00% floor) or (iv) for certain alternative currencies, a daily alternative currency rate (subject to a 0.00% floor), in each case, plus an applicable margin. The applicable margin for borrowings other than base rate borrowings will range from 1.000% to 1.750% depending on our credit rating and is initially 1.375%.

We may issue standby letters of credit of up to $500 million in the aggregate under the 2025 Credit Facility. Outstanding letters of credit under the 2025 Credit Facility reduce the amount of borrowings available to us. The amounts available to borrow under the 2025 Credit Facility are also determined by a financial leverage covenant.

Commercial Paper

We have a $2.0 billion commercial paper program under which we may issue senior unsecured commercial paper notes with maturities of up to 397 days from the date of issue. Commercial paper notes are expected to be issued at a discount from par, or they may bear interest, each at commercial paper market rates dictated by market conditions at the time of their issuance. The proceeds from issuances of commercial paper notes will be used primarily for general corporate purposes but may also be used for acquisitions, to pay dividends, for debt refinancing or for other purposes.

As of December 31, 2024, we had no borrowings outstanding under our commercial paper program. The commercial program is backstopped by our revolving credit agreement, in that the amount of commercial paper notes outstanding cannot exceed the undrawn portion of our revolving credit facility. As such, we could draw on the revolving credit facility to repay commercial paper notes that cannot be rolled over or refinanced with similar debt.

Prior Credit Facility

Prior to the 2022 Credit Facility, we were party to a prior credit facility agreement with Bank of America, N.A., as administrative agent, and a syndicate of financial institutions, as lenders and other agents (as amended from time to time). The prior credit facility provided for a senior unsecured $2.0 billion term loan facility and a senior unsecured $3.0 billion revolving credit facility. In August 2022, all borrowings outstanding and other amounts due under the prior credit facility were repaid and the prior credit facility was terminated.
Bridge Facility

On August 1, 2022, in connection with our entry into the EVO merger agreement, we obtained commitments for a $4.3 billion, 364-day senior unsecured bridge facility. Upon the execution of permanent financing, including the issuance of our senior unsecured notes and entry into the revolving credit facility described above, the aggregate commitments under the bridge facility were reduced to zero and terminated.

Fair Value of Long-Term Debt

As of December 31, 2024, our senior notes had a total carrying amount of $11.1 billion and an estimated fair value of $10.5 billion. As of December 31, 2024, our 1.500% convertible senior notes due March 1, 2031 had a total carrying amount of $2.0 billion and an estimated fair value of $2.0 billion. The estimated fair value of our senior notes and 1.500% convertible senior notes were based on quoted market prices in an active market and is considered to be a Level 1 measurement of the valuation hierarchy.

As of December 31, 2024, our 1.000% convertible notes had a total carrying amount of $1.5 billion and an estimated fair value of $1.6 billion. The estimated fair value of our 1.000% convertible notes was based on a lattice pricing model and is considered to be a Level 3 measurement of the valuation hierarchy.

The fair value of other long-term debt approximated its carrying amount at December 31, 2024.

Compliance with Covenants

The convertible notes include customary covenants and events of default for convertible notes of this type. The revolving credit agreement contains customary affirmative covenants and restrictive covenants, including, among others, financial covenants based on net leverage and interest coverage ratios, and customary events of default. The required leverage ratio was increased as a result of the acquisition of EVO and will gradually step-down over eight quarters to the original required ratio of 3.75 to 1.00. As of December 31, 2024, the required leverage ratio was 4.00 to 1.00, and the required interest coverage ratio was 3.00 to 1.00. We were in compliance with all applicable covenants as of December 31, 2024.

Settlement Lines of Credit

In various markets where our Merchant Solutions segment does business, we have specialized lines of credit, which are restricted for use in funding settlement. The settlement lines of credit generally have variable interest rates, are subject to annual review and are denominated in local currency but may, in some cases, facilitate borrowings in multiple currencies. For certain of our lines of credit, the available credit is increased by the amount of cash we have on deposit in specific accounts with the lender. Accordingly, the amount of the outstanding lines of credit may exceed the stated credit limit. As of December 31, 2024, a total of $71.2 million of cash on deposit was used to determine the available credit.

As of December 31, 2024, we had $503.4 million outstanding under these lines of credit with additional capacity to fund settlement of $2,280.3 million. During the year ended December 31, 2024, the maximum and average outstanding balances under these lines of credit were $1,283.4 million and $502.7 million, respectively. The weighted-average interest rate on these borrowings was 5.24% at December 31, 2024.

Interest Expense

Interest expense was $606.6 million, $623.1 million and $435.3 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Committed Bridge Financing
On April 17, 2025, in connection with our entry into the definitive agreement to acquire Worldpay, we obtained $7.7 billion in committed bridge financing, which was subsequently reduced to $6.2 billion on May 15, 2025 in connection with our entry into the 2025 Credit Facility.